Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the GATX Corporation (GATX or the Company) Salaried Employees Retirement Savings Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions.
General
The Plan is a defined-contribution plan established on July 1, 1965, for salaried employees of GATX and each of its domestic subsidiaries. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Fidelity Management Trust Company has been appointed trustee of the Plan and also serves as the record keeper to maintain the individual accounts of each Plan participant.
Effective January 1, 2025, the Plan was amended and restated to comply with certain provisions under the Setting Every Community Up for Retirement Enhancement ("SECURE") Act of 2019, the SECURE Act of 2022 and related regulatory guidance. The amendments included updates to required minimum distribution rules, such as an increase in the applicable age to 73 and the exclusion of designated Roth contributions from required minimum distribution calculations beginning in 2024.
Contributions
Upon hire, new employees are automatically enrolled in the plan at a 3% contribution rate unless they choose otherwise. Deductions begin after 60 days of employment. Each year, participants may make basic contributions of 1% to 50% of eligible pretax compensation, as defined in the Plan, and participants who have attained the age of 50 before the close of the plan year may make additional catch-up contributions of 1% to 25% of eligible pretax compensation. Participants may also contribute amounts representing distributions from other qualified defined-benefit or defined-contribution plans. Participant contributions are made through payroll deductions and are recorded in the period the deductions are made.
After a participant completes six months of service, the Company may contribute on behalf of the participant a matching contribution of $1.00 for each $1.00 contributed by the participant up to 3% and $0.50 for each $1.00 contributed by the participant on up to an additional 3% of the participant's eligible compensation contributed to the Plan. For 2025 and 2024 the Company made matching contributions at these levels. At its discretion, the Company may suspend matching contributions or make additional matching contributions for eligible participants.
All contributions are made in cash. All contributions are subject to certain limitations of the Internal Revenue Code of 1986, as amended (the Code).
Participant Accounts
Each participant's account is credited with the participant's contributions, the Company's contributions, and an allocation of the Plan's earnings or losses. Allocations are based on account balances (as defined). The benefit to which a participant is entitled is that which can be provided from the participant's account. All participant and Company contributions are participant-directed into various investment options and investment allocations may be changed on any business day.
Participants are not able to make new investments in the GATX common stock fund. A participant may divest any portion of his or her existing account balance in the GATX common stock fund and reinvest such amounts in any other plan investment option. Restrictions may apply to a participant’s ability to transfer account balances from the GATX common stock fund pursuant to the Company’s insider trading policy.

Vesting
Participants are immediately 100% vested in their account balances.
Participant Distributions and Withdrawals
In the event of retirement (as defined), death, permanent disability, or termination of employment, the balance in the participant's account, less any outstanding loan balances, will be distributed as soon as practicable after the participant's end of service. However, if a participant’s account balance exceeds $1,000, no distribution shall be made without the written consent of the participant or designated beneficiary. If the participant or designated beneficiary does not consent, then distribution will be deferred until any subsequent date elected by the participant, provided that benefit payments shall begin no later than age 73. In-service withdrawals are available to participants in the case of financial hardship (as defined). The Plan also allows for age 59 1/2 withdrawals (as defined).

Administrative Expenses
It is the intent of the Company to pay the administrative expenses of the Plan, but if the Company fails to make the payments, or so directs, there may be a charge against the Plan for these expenses.
Participant Loans
A participant may borrow an amount up to the lesser of $50,000 or 50% of the participant's account balance. Such loans, which are payable over a term specified by the Plan, bear interest at a reasonable rate and are secured by the participant's account balance in the Plan.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants remain 100% vested in their account balances.
Transfers
Approximately $129,000 and $168,000 of transfers to the Plan were made from the GATX Corporation Hourly Employees Retirement Savings Plan (the "Hourly Employees Plan") in 2025 and 2024, respectively, for participants who transferred their account balances to this Plan upon a change in their employment status in the Company whereby they were no longer eligible for the Hourly Employees Plan but became eligible for the Salaried Employees Plan.